Intangible Assets/Liabilities Other Than Goodwill - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	$ 14,870
Year Two	16,219
Year Three	12,766
Year Four	5,514
Year Five	5,514
Thereafter	100,091
Total amortization	154,974
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	3,853
Year Two	3,860
Year Three	3,853
Year Four	2,811
Year Five	2,811
Thereafter	49,641
Total amortization	66,829
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	11,398
Year Two	11,324
Year Three	7,022
Year Four	641
Year Five	641
Thereafter	2,084
Total amortization	33,110
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	(3,545)
Year Two	(2,129)
Year Three	(1,273)
Year Four	(1,102)
Year Five	(1,102)
Thereafter	(3,585)
Total amortization	(12,736)
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,389
Year Two	1,389
Year Three	1,389
Year Four	1,389
Year Five	1,389
Thereafter	37,757
Total amortization	44,702
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	14,194
Total amortization	$ 23,069